Debt	6 Months Ended
Jun. 30, 2025
Debt Disclosure [Abstract]
Debt	Debt
Debt outstanding consists of the following:

	June 30, 2025	December 31, 2024
Revolver	$8,000	$11,000
Paycheck Protection Program Loan	—	82
Less revolver issuance costs	(127)	(151)
Loans payable, current	7,873	10,931

Convertible Note (a)	58,007	55,239
Embedded derivative (b)	776	2,919
Less issuance costs on convertible debt	(74)	(81)
Loans payable, non-current	58,709	58,077

Loans payable, related parties, non-current	—	5,006
	$66,582	$74,014
(a) The Convertible Note balance comprises of the following:

	June 30, 2025	December 31, 2024
Initial measurement which represents the gross proceeds received less fair value of the embedded derivative	$50,260	$50,260
PIK notes issued	5,012	3,309
Accrued PIK interest	153	159
Accretion of discount on issuance	2,582	1,511
	$58,007	$55,239

(b) Represents the embedded derivative included within the Convertible Note that is bifurcated and stated at fair value at June 30, 2025 and December 31, 2024.
The following table summarizes the debt maturities for the Convertible Note and the Revolver:

Remainder of 2025	$—
2026	—
2027	—
2028 (1) (2)	78,165
$78,165
(1) The Company classifies the Revolver as a current liability on its consolidated balance sheets due to its intent and practice of using the Revolver for short-term financing needs. However, in the table above, the Revolver has been reflected at its maturity date in 2028.
(2) Debt maturing in 2028 also includes the Convertible Note with a maturity value of $65,000, $5,012 of additional PIK notes issued in 2024 and 2025, and accrued PIK interest at June 30, 2025 of $153.
Convertible Note
In December 2023, the Company issued a senior secured convertible note, in the principal amount of $65,000 (the “Convertible Note”). The Convertible Note bears (i) cash interest at the rate of 5.00% per annum and (ii) paid-in-kind interest ("PIK") at the rate of 5.00% per annum, payable by issuing additional notes ("Notes" while referring to the Convertible Note plus the Notes issued in connection with the PIK interest). Both the cash interest and PIK interest are payable semiannually on June 15 and December 13 of each year. Since the Company prepaid the cash interest due in 2024 at the time of issuance of the Convertible Note, the first semiannual payment of cash interest of $1,703 was paid on June 15, 2025. PIK interest is payable by issuing additional notes in an amount equal to the applicable amount of PIK interest for the interest period. During 2024, the Company issued two additional Notes in the aggregate amount of $3,309 representing PIK interest, and on June 15, 2025, the Company issued an additional Note in the amount of $1,703 representing PIK interest. The Company has capitalized a total of $116 of debt issuance costs related to the Convertible Note.
The Notes are senior secured obligations of the Issuer and mature on December 13, 2028, unless earlier redeemed, repurchased or converted. The initial conversion rate per $1 principal amount of the Notes is equal to the product of (i) $1 divided by (ii) 115% of the “GEHI Per Share Value” as defined under the Convertible Note agreement (the “Initial Conversion Price”), or $2.023. The conversion rate was subject to one-time adjustment in accordance with the terms of the Convertible Note. This adjustment changed the conversion rate to $1.214 per share effective December 13, 2024. The Notes are convertible at the option of the Holder at any time until the outstanding principal amount (including any accrued and unpaid interest) has been paid in full. Subject to the terms of Notes, the Holder may elect to receive the Company's ADS in lieu of the Company’s ordinary shares, par value $0.001 per share, (the “Ordinary Shares”), upon conversion of the Notes.
Certain features of the Convertible Note, including the conversion option, redemption at the holder's election upon occurrence of Fundamental Change events as specified in the Notes, and acceleration of amounts due under the Convertible Note upon an event of default require, bifurcation and separate accounting as a single embedded derivative (the “Embedded Derivative”) from the Convertible Note pursuant to ASC 815, Derivatives and Hedging ("ASC 815"). The Embedded Derivative is measured at fair value utilizing Level 3 inputs under the fair value measurement hierarchy on the date of issuance and at the end of each reporting period. The discount on the Note of $14,740 resulting from the initial fair value of the embedded derivative is amortized to interest expense using the effective interest method and changes in the fair value of the embedded derivative are recorded as other (income) expense in the consolidated statements of operations.
The Convertible Note contains certain representations, warranties, events of default, and negative covenants that limit, without consent of the holder(s) of the Convertible Note, the Company's ability, among other things, to incur additional indebtedness, sell or acquire assets, undertake capital expenditures, and enter into transactions with third parties. As of June 30, 2025 and December 31, 2024, the Company believes it was in material compliance with all such covenants.
During the six months ended June 30, 2025 and June 30, 2024, the Company recognized a gain on remeasurement of the Embedded Derivative of $2,143 and $9,249 in the consolidated statements of operations, calculated as the change in the fair value of the Embedded Derivative as of the end of the respective periods.
The fair value of the Convertible Note and Embedded Derivative was calculated using a with and without method for the period ended, June 30, 2025 and December 31, 2024, using a Monte Carlo simulation model with the following assumptions:

	June 30, 2025	December 31, 2024	Relationship of significant unobservable input to fair value
Fair value of the Convertible Note including the Embedded Derivative	$51,988	$51,039
ADS price	$0.89	$2.00	Increase in share price will increase the value of the derivative
Term (years)	3.45	3.95	Decrease in term will decrease the value of the derivative
Expected volatility	81.0%	68.0%	Increase in expected volatility will increase the value of the derivative
Risk-free rate	3.7%	4.3%	Increase in risk-free rate will increase the value of the derivative
Credit risk adjusted rate	20.0%	20.0%	Increase in credit risk adjusted rate will increase the value of the derivative
Revolver
In June 2018, the Company entered into a secured revolving line of credit facility for borrowings up to $35,000 with Bank of America with an original termination date of June 25, 2021, which was extended to January 19, 2028 through subsequent amendments. Subsequent amendments also amended the borrowing capacity up to $74,000 through March 31, 2024, and $50,000 thereafter through January 19, 2028. During the six months ended June 30, 2024, the Company expensed revolver amendment fees and expenses of $77. There were no amendment fees during the six months ended June 30, 2025.
In October 2024, in connection with the expected discontinuation of the publication of the Bloomberg Short-Term Bank Yield Index Rate as administered by the Bloomberg Index Service Limited ("BSBY"), the Company further amended the Revolver by entering into a conforming changes amendment with Bank of America, N.A. that added and amended certain terms related to the replacement of the BSBY as a benchmark rate with the Secured Overnight Financing Rate ("SOFR") as administered by the Federal Reserve Bank of New York. In accordance with the expedient in ASU 2020-04, the Company did not apply modification accounting to the contract.
Interest on the Revolver accrues at the choice of rate of (a) the Prime Rate as announced by Bank of America, (b) the Federal Funds Rate plus 0.50%, or (c) SOFR for a fixed term of 30, 90, or 180 days (at the election of the Company), plus the Applicable Margin. The Applicable Margin varies between 0.90% and 2.30% and depends on the Company's Fixed Charge Coverage Ratio and the type of rate chosen. Interest accrued on draws on the line of credit using the Prime Rate or the Federal Funds Rate plus 0.50% is calculated on a daily basis and is charged to the line of credit daily. Interest accrued on draws on the line using the SOFR rate is calculated on a daily basis, but is only charged to the line of credit at the end of the 30, 90, or 180 day fixed term period elected by the Company.
As of June 30, 2025 and December 31, 2024, the outstanding balance on the line of credit was $8,000 and $11,000, respectively. Of the total outstanding balance at June 30, 2025, there were four tranches of $2,000 each that incurred interest at an annual rate of 6.42%, 6.43%, 6.46%, and 6.56%. Of the total outstanding balance at December 31, 2024, there were three tranches of $3,000 each that incurred interest at an annual rate of 6.73%, 7.62% and 7.67% and one tranche of $2,000 that incurred interest at an annual interest rate of 7.17%. There is no requirement to pay down the line of credit balance until the Revolver Termination Date on January 19, 2028.
Borrowings under the Revolver are collateralized by the Company’s eligible trade receivables globally and eligible inventories in the United States and the Netherlands. Eligibility is determined by Bank of America and is based on the country of origin for the Company’s trade receivables and the type and nature of the Company’s inventory in the United States and the Netherlands. As of June 30, 2025 and December 31, 2024, the Company had unused borrowing capacity of $12,437 and $8,608 respectively, based on the borrowing base calculation as of the respective dates.
The Revolver loan agreement includes a number of affirmative and negative covenants. As of June 30, 2025, the Company was in material compliance with all such covenants.
Paycheck Protection Program
In May 2020, the Company entered into a $5,396 loan agreement under the Paycheck Protection Program (the “PPP”) with a 1% interest rate, which is administered by the U.S. Small Business Administration (the “SBA”). On October 18, 2022, the Company qualified for partial loan forgiveness from the SBA and $4,923 of the loan was forgiven. The PPP loan was fully repaid by the end of May 2025. During the six months ended June 30, 2025 and 2024, the Company repaid $83 and $97 of the PPP loan.
The loans payable, related parties, non-current are discussed in detail above in Note 12. Related Party Transactions.